Fair Value Measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Short-term investments		¥ 3,117	$ 452	¥ 816,331
Available-for-sale debt security	[1]	384,076		157,160
Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents	[2]			401,291
Short-term investments	[3]	3,117		816,331
Available-for-sale debt security	[4]	384,076		157,160
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents	[2]			401,291
Short-term investments	[3]	0		0
Available-for-sale debt security	[4]	0		0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents	[2]			0
Short-term investments	[3]	3,117		816,331
Available-for-sale debt security	[4]	0		0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents	[2]			0
Short-term investments	[3]	0		0
Available-for-sale debt security	[4]	¥ 384,076		¥ 157,160

[1]	In 2021, the Group made an investment in debt securities (i.e. certain preferred shares) of a privately-held investee company at a total cash consideration of RMB157,160 (“Debt Investment”). In 2022, the Group additionally made investments of RMB125,743 in this same investee. Given that the preferred stock will become redeemable simply by the passage of time and the intention of the Group is to hold and consider a future disposal, the investment is accounted for as an available-for-sale debt investment (see Note 2(k)), wherein the investment is carried at fair value with realized or unrealized gains or losses recorded in accumulative other comprehensive (loss) income. For the years ended December 31, 2021 and 2022, the unrealized securities holding gain, net of tax of nil and RMB85,997, was reported in other comprehensive income.
[2]	Cash equivalents mainly consist of time deposits with original maturities of three months or less and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurements.
[3]	Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair values are estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
[4]	Available-for-sale debt investments were investments made by the Group without readily determinable fair values as set out in Note 9, which were categorized as Level 3 in the fair value hierarchy. These investments were valued based on a model utilizing unobservable inputs requiring significant management judgment and estimation. The Company uses a combination of valuation methodologies, including income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.